DWS Government and Agency Securities Portfolio Expense Example - DWS Gov and Agcy Money Fund [Member] - DWS Government and Agency Securities Portfolio - DWS Government and Agency Money Fund	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 23
Expense Example, with Redemption, 3 Years	71
Expense Example, with Redemption, 5 Years	124
Expense Example, with Redemption, 10 Years	$ 280